Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222692 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000222692 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000222692 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000222692 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222692 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222692 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222692 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222692 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222692 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222692 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222692 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000222692 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000222692 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000222692 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222692 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222693 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000222693 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000222693 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000222693 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000222693 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222693 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222693 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222693 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222693 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222693 | T. Rowe Price Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222693 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000222693 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000222693 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000222693 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222693 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%